PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 9,549	$ 11,032	$ 7,610
Impairment loss on plant and equipment	$ 0	$ 0	$ 0